Financing receivables - Changes in total allowance for credit losses (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans		¥ 2,290	¥ 1,557	¥ 1,441
Provision for credit losses, Allowance for credit losses against loans		7,637	805	146
Charge-offs, Allowance for credit losses against loans		0	(95)	0
Other, Allowance for credit losses against loans	[1]	(67)	23	(30)
Ending balance, Allowance for credit losses against loans		9,860	2,290	1,557
Allowance for credit losses against receivables other than loans [Roll Forward]
Opening balance, Allowance for credit losses against receivables other than loans		1,879	1,957	2,110
Provision for credit losses, Allowance for credit losses against receivables other than loans		1,451	30	24
Charge-offs, Allowance for credit losses against receivables other than loans		(162)	(102)
Other, Allowance for credit losses against receivables other than loans	[1]	(16)	(6)	(177)
Ending balance, Allowance for credit losses against receivables other than loans		3,152	1,879	1,957
Total allowance for doubtful accounts [Roll Forward]
Opening balance, Total allowance for doubtful accounts		4,169	3,514	3,551
Provision for credit losses, Total allowance for doubtful accounts		9,088	835	170
Charge-offs, Total allowance for doubtful accounts		(162)	(197)	0
Other, Total allowance for doubtful accounts	[1]	(83)	17	(207)
Ending balance, Total allowance for doubtful accounts		13,012	4,169	3,514
Loans at banks [Member]
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans		1,052	1,140	968
Provision for credit losses, Allowance for credit losses against loans		512	7	172
Charge-offs, Allowance for credit losses against loans		0	(95)	0
Other, Allowance for credit losses against loans	[1]
Ending balance, Allowance for credit losses against loans		1,564	1,052	1,140
Short-term secured margin loans [Member]
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans		370
Provision for credit losses, Allowance for credit losses against loans		0	364
Charge-offs, Allowance for credit losses against loans
Other, Allowance for credit losses against loans	[1]	(18)	6
Ending balance, Allowance for credit losses against loans		352	370
Corporate loans [Member]
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans		868	417	473
Provision for credit losses, Allowance for credit losses against loans		7,125	434	(26)
Charge-offs, Allowance for credit losses against loans		0	0
Other, Allowance for credit losses against loans	[1]	(49)	17	(30)
Ending balance, Allowance for credit losses against loans		¥ 7,944	¥ 868	¥ 417

[1]	Includes the effect of foreign exchange movements.